FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Details 1)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES
Risk-free interest rate	0.10%	1.80%
Expected life in years	2 months 30 days	2 months 30 days
Dividend yield	0.00%	0.00%
Expected volatility	46.00%	214.00%